UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Small Cap Index Fund
Class A / NMSAX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund
's
portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional
Inform
ation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at th
e beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Index Fund | Class A

|

SSR228_01_(10/25)

Columbia Small Cap Index Fund
Institutional Class / NMSCX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented a
s a per
centage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the be gin
ning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Index Fund | Institutional Class

|

SSR228_08_(10/25)

Columbia Small Cap Index Fund
Institutional 2 Class / CXXRX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fu
nd's portfolio composition is subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the begi nni
ng of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Index Fund | Institutional 2 Class

|

SSR228_15_(10/25)

Columbia Small Cap Index Fund
Institutional 3 Class / CSPYX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,669,765,921
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	8%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is
subject to change.
Top Holdings
Mr. Cooper Group, Inc.	0.8%
Kratos Defense & Security Solutions, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
MP Materials Corp.	0.7%
BorgWarner, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Qorvo, Inc.	0.6%
Sterling Infrastructure, Inc.	0.6%
Federal Signal Corp.	0.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdi ngs,
federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Index Fund | Institutional 3 Class

|

SSR228_17_(10/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Index Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Index Fund | 2025

Portfolio of Investments
August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 2.9%
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	77,149	2,949,406
Lumen Technologies, Inc.(a)	1,865,245	9,270,268
Shenandoah Telecommunications Co.	83,795	1,110,284
Uniti Group, Inc.(a)	269,024	1,694,851
Total		15,024,809
Entertainment 0.4%
Cinemark Holdings, Inc.	183,542	4,735,384
Madison Square Garden Sports Corp., Class A(a)	30,472	6,028,580
Total		10,763,964
Interactive Media & Services 1.0%
Angi, Inc.(a)	76,777	1,360,488
Cargurus, Inc.(a)	153,875	5,324,075
Cars.com, Inc.(a)	105,205	1,372,925
IAC, Inc.(a)	118,488	4,339,031
QuinStreet, Inc.(a)	103,555	1,623,742
Shutterstock, Inc.	44,234	925,818
TripAdvisor, Inc.(a)	214,718	3,740,388
Yelp, Inc.(a)	116,071	3,670,165
Ziff Davis, Inc.(a)	76,525	2,924,020
Total		25,280,652
Media 0.6%
Cable One, Inc.	8,389	1,354,656
DoubleVerify Holdings, Inc.(a)	245,220	3,989,729
John Wiley & Sons, Inc., Class A	74,275	3,014,079
Scholastic Corp.	42,783	1,097,812
TechTarget, Inc.(a)	49,392	291,413
TEGNA, Inc.	292,237	6,195,424
Thryv Holdings, Inc.(a)	74,759	961,401
Total		16,904,514
Wireless Telecommunication Services 0.3%
Gogo(a)	108,742	1,193,987
Telephone and Data Systems, Inc.	179,332	7,189,420
Total		8,383,407
Total Communication Services		76,357,346
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.2%
Automobile Components 2.2%
Adient PLC(a)	152,754	3,788,299
American Axle & Manufacturing Holdings, Inc.(a)	215,096	1,251,859
BorgWarner, Inc.	399,481	17,081,807
Dana, Inc.	235,828	4,754,292
Dorman Products, Inc.(a)	49,372	7,987,896
Fox Factory Holding Corp.(a)	75,836	2,193,935
Gentherm, Inc.(a)	56,112	2,063,238
LCI Industries	45,888	4,837,513
Patrick Industries, Inc.	60,776	6,797,796
Phinia, Inc.	72,372	4,232,315
Standard Motor Products, Inc.	37,969	1,473,577
XPEL, Inc.(a)	41,241	1,532,516
Total		57,995,043
Automobiles 0.0%
Winnebago Industries, Inc.	50,957	1,833,433
Broadline Retail 0.5%
Etsy, Inc.(a)	189,606	10,051,014
Kohl’s Corp.	202,417	3,048,400
Total		13,099,414
Diversified Consumer Services 1.4%
Adtalem Global Education, Inc.(a)	65,324	8,554,178
frontdoor, Inc.(a)	133,791	8,127,803
Matthews International Corp., Class A	56,379	1,385,232
Mister Car Wash, Inc.(a)	171,278	977,997
Perdoceo Education Corp.	111,998	3,666,814
Strategic Education, Inc.	43,485	3,537,505
Stride, Inc.(a)	78,041	12,735,511
Total		38,985,040
Hotels, Restaurants & Leisure 1.9%
BJ’s Restaurants, Inc.(a)	40,212	1,349,515
Bloomin’ Brands, Inc.	137,640	1,011,654
Brinker International, Inc.(a)	80,819	12,606,148
Cheesecake Factory, Inc. (The)	82,848	5,091,838
Cracker Barrel Old Country Store, Inc.	40,481	2,421,573
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dave & Buster’s Entertainment, Inc.(a)	50,261	1,290,200
Golden Entertainment, Inc.	36,046	896,464
Jack in the Box, Inc.	34,325	662,473
Monarch Casino & Resort, Inc.	23,165	2,416,804
Papa John’s International, Inc.	59,523	2,899,365
Penn Entertainment, Inc.(a)	264,536	5,351,563
Pursuit Attractions and Hospitality, Inc.(a)	39,045	1,456,379
Sabre Corp.(a)	705,062	1,262,061
Shake Shack, Inc., Class A(a)	73,131	7,751,886
Six Flags Entertainment Corp.(a)	170,950	3,878,855
Total		50,346,778
Household Durables 2.8%
Cavco Industries, Inc.(a)	14,569	7,728,709
Century Communities, Inc.	48,868	3,219,424
Champion Homes, Inc.(a)	95,807	7,229,596
Dream Finders Homes, Inc., Class A(a)	52,122	1,448,470
Ethan Allen Interiors, Inc.	41,156	1,214,514
Green Brick Partners, Inc.(a)	55,101	3,848,254
Helen of Troy Ltd.(a)	41,715	1,024,103
Installed Building Products, Inc.	41,428	10,846,679
La-Z-Boy, Inc.	75,065	2,775,153
Leggett & Platt, Inc.	245,715	2,361,321
LGI Homes, Inc.(a)	37,447	2,318,344
M/I Homes, Inc.(a)	48,700	7,171,562
Meritage Homes Corp.	130,603	10,146,547
Newell Brands, Inc.	759,384	4,495,553
Sonos, Inc.(a)	218,338	3,039,265
Tri Pointe Homes, Inc.(a)	164,862	5,824,575
Total		74,692,069
Leisure Products 0.3%
Acushnet Holdings Corp.	48,082	3,685,485
Sturm Ruger & Co., Inc.	30,098	1,043,498
Topgolf Callaway Brands Corp.(a)	257,251	2,459,320
Total		7,188,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.2%
Academy Sports & Outdoors, Inc.	120,957	6,477,247
Advance Auto Parts, Inc.	108,785	6,634,797
American Eagle Outfitters, Inc.	286,676	3,709,588
Asbury Automotive Group, Inc.(a)	35,744	8,991,046
Boot Barn Holdings, Inc.(a)	55,625	9,888,456
Buckle, Inc. (The)	55,102	3,118,222
Caleres, Inc.	61,994	929,910
Foot Locker, Inc.(a)	151,160	3,733,652
Group 1 Automotive, Inc.	23,045	10,710,855
Guess?, Inc.	50,122	842,551
MarineMax, Inc.(a)	34,358	905,333
Monro, Inc.	54,457	902,897
National Vision Holdings, Inc.(a)	143,738	3,297,350
Sally Beauty Holdings, Inc.(a)	183,448	2,542,589
Shoe Carnival, Inc.	32,301	675,091
Signet Jewelers Ltd.	77,991	6,867,108
Sonic Automotive, Inc., Class A	26,318	2,163,076
Upbound Group, Inc.	93,570	2,377,614
Urban Outfitters, Inc.(a)	102,770	6,893,812
Victoria’s Secret & Co.(a)	145,162	3,341,629
Total		85,002,823
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	66,249	1,892,071
G-III Apparel Group Ltd.(a)	69,273	1,870,371
Hanesbrands, Inc.(a)	642,966	4,057,116
Kontoor Brands, Inc.	90,916	7,023,261
Oxford Industries, Inc.	25,418	1,119,663
Steven Madden Ltd.	132,045	3,834,587
Wolverine World Wide, Inc.	147,347	4,706,263
Total		24,503,332
Total Consumer Discretionary		353,646,235
Consumer Staples 2.8%
Beverages 0.1%
MGP Ingredients, Inc.	24,752	731,917
National Beverage Corp.(a)	42,559	1,789,606
Total		2,521,523
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	58,633	2,398,090
Grocery Outlet Holding Corp.(a)	178,254	3,228,180
PriceSmart, Inc.	45,253	4,853,837
SpartanNash Co.	61,544	1,649,379
The Chefs’ Warehouse(a)	64,355	4,063,375
United Natural Foods, Inc.(a)	110,044	3,112,044
Total		19,304,905
Food Products 1.2%
B&G Foods, Inc.	145,124	654,509
Cal-Maine Foods, Inc.	78,475	9,074,849
Fresh Del Monte Produce, Inc.	60,989	2,212,681
Freshpet, Inc.(a)	88,684	4,950,341
J&J Snack Foods Corp.	28,295	3,156,873
John B. Sanfilippo & Son, Inc.	16,653	1,080,780
Simply Good Foods Co. (The)(a)	167,143	4,785,304
Tootsie Roll Industries, Inc.	30,402	1,222,465
TreeHouse Foods, Inc.(a)	82,648	1,515,764
WK Kellogg Co.	120,773	2,768,117
Total		31,421,683
Household Products 0.5%
Central Garden & Pet Co.(a)	15,356	559,419
Central Garden & Pet Co., Class A(a)	89,802	2,966,160
Energizer Holdings, Inc.	119,448	3,291,987
WD-40 Co.	24,627	5,320,417
Total		12,137,983
Personal Care Products 0.2%
Edgewell Personal Care Co.	85,516	2,054,094
Interparfums, Inc.	32,707	3,759,342
Usana Health Sciences, Inc.(a)	19,637	626,617
Total		6,440,053
Tobacco 0.1%
Universal Corp.	44,933	2,514,001
Total Consumer Staples		74,340,148
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.0%
Energy Equipment & Services 1.7%
Archrock, Inc.	321,463	7,959,424
Atlas Energy Solutions, Inc.	132,584	1,552,559
Bristow Group, Inc.(a)	44,993	1,732,680
Cactus, Inc., Class A	124,472	5,221,600
Core Laboratories, Inc.	85,237	981,078
Helix Energy Solutions Group, Inc.(a)	258,958	1,706,533
Helmerich & Payne, Inc.	180,752	3,775,909
Innovex International, Inc.(a)	70,233	1,212,222
Kodiak Gas Services, Inc.	71,882	2,572,657
Liberty Energy, Inc., Class A	294,449	3,312,551
Oceaneering International, Inc.(a)	182,896	4,462,662
Patterson-UTI Energy, Inc.	638,591	3,710,214
ProPetro Holding Corp.(a)	145,440	741,744
RPC, Inc.	153,750	733,388
Tidewater, Inc.(a)	82,758	4,982,032
Total		44,657,253
Oil, Gas & Consumable Fuels 2.3%
California Resources Corp.	126,469	6,282,980
Comstock Resources, Inc.(a)	165,116	2,663,321
Core Natural Resources, Inc.	90,959	6,754,615
Crescent Energy Co., Class A	334,128	3,187,581
CVR Energy, Inc.(a)	62,144	1,894,771
Dorian LPG Ltd.	66,154	2,115,605
International Seaways, Inc.	73,560	3,341,095
Kinetik Holdings, Inc.	69,779	2,918,856
Magnolia Oil & Gas Corp., Class A	339,894	8,456,563
Northern Oil & Gas, Inc.	178,613	4,672,516
Par Pacific Holdings, Inc.(a)	93,785	3,248,712
Peabody Energy Corp.	221,105	3,847,227
REX American Resources Corp.(a)	26,588	1,663,611
SM Energy Co.	208,118	5,941,769
Talos Energy, Inc.(a)	223,881	2,211,944
Vital Energy, Inc.(a)	49,427	880,789
World Kinect Corp.	102,965	2,760,492
Total		62,842,447
Total Energy		107,499,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.1%
Banks 8.9%
Ameris Bancorp	117,315	8,596,843
Atlantic Union Bankshares Corp.	259,026	9,254,999
Axos Financial, Inc.(a)	97,369	8,881,026
Banc of California, Inc.	232,728	3,937,758
BancFirst Corp.	36,266	4,822,290
Bancorp, Inc. (The)(a)	84,925	6,474,682
Bank of Hawaii Corp.	72,244	4,921,261
BankUnited, Inc.	136,748	5,359,154
Banner Corp.	62,870	4,214,176
Beacon Financial Corp.	82,955	2,167,614
Brookline Bancorp, Inc.	162,011	1,774,020
Capitol Federal Financial, Inc.	222,149	1,439,526
Cathay General Bancorp	127,472	6,362,128
Central Pacific Financial Corp.	49,047	1,536,152
City Holding Co.	26,332	3,383,135
Community Financial System, Inc.	96,092	5,754,950
Customers Bancorp, Inc.(a)	53,409	3,828,891
CVB Financial Corp.	235,521	4,741,038
Dime Community Bancshares, Inc.	71,699	2,205,461
Eagle Bancorp, Inc.	55,229	1,072,547
FB Financial Corp.	73,485	3,944,675
First BanCorp	291,731	6,485,180
First BanCorp	75,306	4,110,955
First Commonwealth Financial Corp.	190,170	3,375,518
First Financial Bancorp	174,066	4,609,268
First Hawaiian, Inc.	228,579	5,931,625
Fulton Financial Corp.	330,533	6,498,279
Hanmi Financial Corp.	54,461	1,370,239
Heritage Financial Corp.	62,012	1,515,573
Hilltop Holdings, Inc.	82,812	2,905,045
Hope Bancorp, Inc.	230,477	2,565,209
Independent Bank Corp.	88,199	6,307,110
Lakeland Financial Corp.	46,465	3,180,529
National Bank Holdings Corp., Class A	69,255	2,716,181
NBT Bancorp, Inc.	95,132	4,211,494
Northwest Bancshares, Inc.	262,618	3,322,118
OFG Bancorp	81,657	3,654,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Park National Corp.	26,495	4,551,046
Pathward Financial, Inc.	42,833	3,403,939
Preferred Bank	21,012	1,983,533
Provident Financial Services, Inc.	237,561	4,713,210
Renasant Corp.	167,560	6,556,623
S&T Bancorp, Inc.	69,687	2,753,333
Seacoast Banking Corp. of Florida	154,596	4,809,482
ServisFirst Bancshares, Inc.	91,351	8,052,591
Simmons First National Corp., Class A	258,495	5,371,526
Southside Bancshares, Inc.	51,641	1,613,265
Stellar Bancorp, Inc.	83,287	2,575,234
Tompkins Financial Corp.	22,832	1,601,436
Triumph Financial, Inc.(a)	40,382	2,483,089
TrustCo Bank Corp.	34,582	1,376,018
Trustmark Corp.	109,961	4,428,129
United Community Banks, Inc.	220,906	7,378,260
Veritex Holdings, Inc.	98,665	3,389,143
WaFd, Inc.	145,741	4,583,554
Westamerica BanCorp	47,598	2,380,376
WSFS Financial Corp.	103,231	6,017,335
Total		237,451,922
Capital Markets 3.1%
Acadian Asset Management, Inc.	48,817	2,488,203
Artisan Partners Asset Management, Inc., Class A	128,055	5,991,693
BGC Group, Inc., Class A	688,577	6,754,940
Cohen & Steers, Inc.	49,124	3,628,299
Donnelley Financial Solutions, Inc.(a)	46,232	2,624,591
Moelis & Co., ADR, Class A	134,875	9,725,836
Piper Sandler Companies	29,876	9,972,310
PJT Partners, Inc.	44,419	7,951,001
StepStone Group, Inc., Class A	119,979	7,445,897
StoneX Group, Inc.(a)	79,157	8,087,471
Victory Capital Holdings, Inc., Class A	85,574	6,099,715
Virtu Financial, Inc. Class A	146,832	6,155,197
Virtus Investment Partners, Inc.	11,810	2,378,888
WisdomTree, Inc.	210,682	2,867,382
Total		82,171,423
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	84,636	5,602,057
Encore Capital Group, Inc.(a)	42,452	1,776,192
Enova International, Inc.(a)	46,123	5,594,720
Ezcorp, Inc., Class A(a)	94,643	1,577,699
Navient Corp.	132,416	1,815,423
PRA Group, Inc.(a)	72,111	1,232,377
PROG Holdings, Inc.	73,368	2,585,488
World Acceptance Corp.(a)	5,671	972,180
Total		21,156,136
Financial Services 2.8%
Enact Holdings, Inc.	51,835	1,951,588
EVERTEC, Inc.	115,665	4,126,927
HA Sustainable Infrastructure Capital, Inc.	219,881	6,209,439
Jackson Financial, Inc., Class A	129,890	12,833,132
Mr. Cooper Group, Inc.(a)	116,335	21,932,638
NCR Atleos Corp.(a)	133,548	5,291,172
NMI Holdings, Inc., Class A(a)	142,047	5,589,549
Payoneer Global, Inc.(a)	473,457	3,290,526
Radian Group, Inc.	244,249	8,519,405
Walker & Dunlop, Inc.	58,699	4,992,350
Total		74,736,726
Insurance 2.4%
AMERISAFE, Inc.	34,618	1,598,659
Assured Guaranty Ltd.	83,865	6,893,703
Employers Holdings, Inc.	43,715	1,891,111
Genworth Financial, Inc., Class A(a)	753,586	6,458,232
Goosehead Insurance, Inc., Class A	45,559	3,859,303
HCI Group, Inc.	16,922	2,821,067
Horace Mann Educators Corp.	74,140	3,408,957
Lincoln National Corp.	310,423	13,326,459
Mercury General Corp.	48,339	3,738,055
Palomar Holdings, Inc.(a)	48,621	5,981,355
ProAssurance Corp.(a)	93,254	2,220,378
Safety Insurance Group, Inc.	27,083	2,004,413
SiriusPoint Ltd.(a)	167,455	3,134,758
Stewart Information Services Corp.	50,760	3,697,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Trupanion, Inc.(a)	61,453	2,848,961
United Fire Group, Inc.	38,874	1,194,987
Total		65,077,756
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	232,356	2,460,650
Arbor Realty Trust, Inc.	349,344	4,171,167
ARMOUR Residential REIT, Inc.	182,232	2,789,972
Blackstone Mortgage Trust, Inc.	307,624	6,017,126
Ellington Financial, Inc.	171,797	2,343,311
Franklin BSP Realty Trust, Inc.	149,479	1,726,483
KKR Real Estate Finance Trust, Inc.	103,534	997,032
New York Mortgage Trust, Inc.	164,238	1,185,798
PennyMac Mortgage Investment Trust	158,219	1,947,676
Ready Capital Corp.	310,055	1,320,834
Redwood Trust, Inc.	242,112	1,481,726
Two Harbors Investment Corp.	189,181	1,891,810
Total		28,333,585
Total Financials		508,927,548
Health Care 10.1%
Biotechnology 2.6%
ACADIA Pharmaceuticals, Inc.(a)	225,172	5,852,220
ADMA Biologics, Inc.(a)	434,054	7,491,772
Alkermes PLC(a)	299,818	8,685,727
Arcus Biosciences, Inc.(a)	123,196	1,304,646
Arrowhead Pharmaceuticals, Inc.(a)	228,484	5,033,502
Catalyst Pharmaceuticals, Inc.(a)	208,464	4,292,274
Dynavax Technologies Corp.(a)	203,044	2,054,805
Krystal Biotech, Inc.(a)	46,238	6,829,353
Myriad Genetics, Inc.(a)	167,593	1,067,567
Protagonist Therapeutics, Inc.(a)	112,693	6,654,522
Sarepta Therapeutics, Inc.(a)	178,673	3,251,849
TG Therapeutics, Inc.(a)	246,560	7,231,605
Veracyte, Inc.(a)	142,389	4,320,082
Vericel Corp.(a)	91,530	3,328,031
Vir Biotechnology, Inc.(a)	168,425	832,019
Xencor, Inc.(a)	129,405	1,052,063
Total		69,282,037
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Artivion, Inc.(a)	69,878	3,069,741
Avanos Medical, Inc.(a)	84,081	1,003,927
CONMED Corp.	56,254	3,057,967
Embecta Corp.	106,244	1,538,413
Enovis Corp.(a)	103,860	3,209,274
Glaukos Corp.(a)	103,893	9,955,027
ICU Medical, Inc.(a)	44,750	5,712,785
Inspire Medical Systems, Inc.(a)	53,624	5,024,033
Integer Holdings Corp.(a)	63,442	6,843,489
Integra LifeSciences Holdings Corp.(a)	121,497	1,838,250
LeMaitre Vascular, Inc.	37,383	3,565,030
Merit Medical Systems, Inc.(a)	107,454	9,728,885
Neogen Corp.(a)	359,071	2,064,658
Omnicell, Inc.(a)	85,173	2,775,788
QuidelOrtho Corp.(a)	120,499	3,457,116
STAAR Surgical Co.(a)	90,021	2,462,975
Tandem Diabetes Care, Inc.(a)	121,094	1,514,886
Teleflex, Inc.	80,344	10,156,285
TransMedics Group, Inc.(a)	61,515	7,071,764
UFP Technologies, Inc.(a)	13,312	2,797,650
Total		86,847,943
Health Care Providers & Services 1.9%
AdaptHealth Corp.(a)	191,882	1,820,960
Addus HomeCare Corp.(a)	33,008	3,801,531
AMN Healthcare Services, Inc.(a)	69,593	1,446,142
Astrana Health, Inc.(a)	75,473	2,412,117
Concentra Group Holdings Parent, Inc.	198,091	4,714,566
Corvel Corp.(a)	49,491	4,407,174
National HealthCare Corp.	22,502	2,553,527
NeoGenomics, Inc.(a)	233,969	2,054,248
Owens & Minor, Inc.(a)	133,521	654,253
Pediatrix Medical Group, Inc.(a)	153,112	2,635,057
Premier, Inc.	149,704	3,877,334
Privia Health Group, Inc.(a)	190,635	4,392,230
Progyny, Inc.(a)	135,592	3,209,463
RadNet, Inc.(a)	123,017	8,827,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Select Medical Holdings Corp.	189,299	2,462,780
U.S. Physical Therapy, Inc.	27,621	2,289,505
Total		51,558,587
Health Care Technology 0.2%
Certara, Inc.(a)	200,600	2,174,504
HealthStream, Inc.	43,844	1,231,140
Schrodinger, Inc.(a)	101,581	1,981,845
Simulations Plus, Inc.(a)	29,640	419,999
Total		5,807,488
Life Sciences Tools & Services 0.3%
Azenta, Inc.(a)	83,238	2,542,089
BioLife Solutions, Inc.(a)	67,451	1,689,648
Cytek Biosciences, Inc.(a)	186,568	772,392
Fortrea Holdings, Inc.(a)	164,544	1,620,758
Mesa Laboratories, Inc.	9,882	669,505
Total		7,294,392
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.(a)	66,850	2,046,947
ANI Pharmaceuticals, Inc.(a)	30,935	2,892,422
Collegium Pharmaceutical, Inc.(a)	58,439	2,267,433
Corcept Therapeutics, Inc.(a)	171,600	11,963,952
Harmony Biosciences Holdings, Inc.(a)	69,951	2,580,492
Innoviva, Inc.(a)	100,441	2,052,010
Ligand Pharmaceuticals, Inc.(a)	35,080	5,672,787
Organon & Co.	472,621	4,452,090
Pacira Pharmaceuticals, Inc.(a)	84,193	2,245,427
Phibro Animal Health Corp., Class A	37,029	1,372,665
Prestige Consumer Healthcare, Inc.(a)	89,845	6,113,054
Supernus Pharmaceuticals, Inc.(a)	101,800	4,593,216
Total		48,252,495
Total Health Care		269,042,942
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.5%
Aerospace & Defense 1.6%
AAR Corp.(a)	64,487	4,879,086
Kratos Defense & Security Solutions, Inc.(a)	302,596	19,922,921
Mercury Systems, Inc.(a)	92,348	6,238,107
Moog, Inc., Class A	51,437	10,073,937
National Presto Industries, Inc.	9,355	980,591
Total		42,094,642
Air Freight & Logistics 0.2%
Forward Air Corp.(a)	38,164	1,146,065
HUB Group, Inc., Class A	110,304	4,127,576
Total		5,273,641
Building Products 2.8%
American Woodmark Corp.(a)	26,974	1,741,711
Apogee Enterprises, Inc.	39,222	1,724,787
Armstrong World Industries, Inc.	78,955	15,457,020
AZZ, Inc.	54,386	6,139,635
CSW Industrials, Inc.	30,514	8,346,800
Gibraltar Industries, Inc.(a)	53,614	3,355,700
Griffon Corp.	70,966	5,404,771
Hayward Holdings, Inc.(a)	259,529	4,173,226
Insteel Industries, Inc.	35,293	1,354,545
MasterBrand, Inc.(a)	230,422	2,928,664
Quanex Building Products Corp.	85,402	1,816,501
Resideo Technologies, Inc.(a)	269,999	9,193,466
Zurn Elkay Water Solutions Corp.	256,958	11,655,615
Total		73,292,441
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	113,149	5,563,536
Brady Corp., Class A	79,596	6,214,856
CoreCivic, Inc.(a)	198,466	4,024,890
Deluxe Corp.	81,346	1,599,262
Enviri Corp.(a)	146,329	1,653,518
GEO Group, Inc. (The)(a)	251,938	5,225,194
Healthcare Services Group, Inc.(a)	132,580	2,069,574
HNI Corp.	84,638	3,803,632
Interface, Inc.	106,562	2,847,337
Liquidity Services, Inc.(a)	41,436	1,101,783
Common Stocks (continued)
Issuer	Shares	Value ($)
MillerKnoll, Inc.	123,176	2,600,245
OPENLANE, Inc.(a)	195,242	5,646,399
Pitney Bowes, Inc.	286,707	3,474,889
Unifirst Corp.	27,286	4,851,996
Vestis Corp.	208,453	975,560
Total		51,652,671
Construction & Engineering 2.5%
Arcosa, Inc.	88,754	8,782,208
Dycom Industries, Inc.(a)	52,324	13,210,240
Everus Construction Group, Inc.(a)	92,725	7,273,349
Granite Construction, Inc.	79,522	8,568,496
MYR Group, Inc.(a)	28,223	5,285,321
Sterling Infrastructure, Inc.(a)	55,294	15,401,038
WillScot Holdings Corp.	331,608	8,038,178
Total		66,558,830
Electrical Equipment 0.5%
Powell Industries, Inc.	17,115	4,555,329
Sunrun, Inc.(a)	415,424	6,634,321
Vicor Corp.(a)	41,990	2,146,109
Total		13,335,759
Ground Transportation 0.6%
ArcBest Corp.	41,656	3,072,547
Heartland Express, Inc.	78,531	674,581
Hertz Global Holdings, Inc.(a)	224,947	1,288,946
Marten Transport Ltd.	105,218	1,245,781
RXO, Inc.(a)	259,284	4,234,108
Schneider National, Inc., Class B	85,448	2,112,275
Werner Enterprises, Inc.	112,264	3,238,816
Total		15,867,054
Machinery 5.1%
Alamo Group, Inc.	18,904	3,997,440
Albany International Corp., Class A	54,908	3,487,207
Astec Industries, Inc.	41,578	1,924,646
Enerpac Tool Group Corp.	98,337	4,163,589
EnPro, Inc.	38,258	8,369,703
ESCO Technologies, Inc.	46,952	9,433,126
Federal Signal Corp.	110,851	13,633,565
Franklin Electric Co., Inc.	71,300	6,977,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gates Industrial Corp. PLC(a)	417,113	10,661,408
Greenbrier Companies, Inc. (The)	57,069	2,661,127
Hillenbrand, Inc.	128,093	3,252,281
JBT Marel Corp.	84,094	12,049,829
Kadant, Inc.	21,411	6,921,748
Kennametal, Inc.	138,604	2,970,284
Lindsay Corp.	19,757	2,711,253
Mueller Water Products, Inc., Class A	284,870	7,509,173
Proto Labs, Inc.(a)	43,220	2,152,788
SPX Technologies, Inc.(a)	89,755	16,794,058
Standex International Corp.	21,949	4,479,132
Tennant Co.	33,917	2,782,551
Titan International, Inc.(a)	88,018	776,319
Trinity Industries, Inc.	148,382	4,217,016
Worthington Enterprises, Inc.	56,270	3,702,566
Total		135,628,227
Marine Transportation 0.2%
Matson, Inc.	59,353	6,175,680
Passenger Airlines 0.5%
Allegiant Travel Co.(a)	26,309	1,648,522
JetBlue Airways Corp.(a)	554,055	2,964,194
Skywest, Inc.(a)	73,576	8,932,127
Sun Country Airlines Holdings, Inc.(a)	71,596	948,647
Total		14,493,490
Professional Services 1.2%
Amentum Holdings, Inc.(a)	274,291	6,843,560
CSG Systems International, Inc.	50,218	3,221,987
Heidrick & Struggles International, Inc.	37,493	1,905,019
Korn/Ferry International	93,901	6,961,820
Robert Half, Inc.	182,558	6,813,065
Verra Mobility Corp.(a)	289,866	7,203,170
Total		32,948,621
Trading Companies & Distributors 1.4%
Air Lease Corp.	188,971	11,377,944
Boise Cascade Co.	68,419	5,952,453
DNOW, Inc.(a)	191,939	3,071,024
DXP Enterprises, Inc.(a)	23,113	2,886,352
Common Stocks (continued)
Issuer	Shares	Value ($)
GMS, Inc.(a)	69,798	7,672,894
Rush Enterprises, Inc., Class A	111,266	6,386,668
Total		37,347,335
Total Industrials		494,668,391
Information Technology 12.4%
Communications Equipment 1.6%
Calix, Inc.(a)	104,891	6,235,770
Digi International, Inc.(a)	67,392	2,339,850
Extreme Networks, Inc.(a)	242,122	5,176,568
Harmonic, Inc.(a)	205,638	1,978,238
InterDigital, Inc.	47,158	12,813,300
Netscout Systems, Inc.(a)	129,676	3,227,636
Viasat, Inc.(a)	154,941	5,009,243
Viavi Solutions, Inc.(a)	405,887	4,578,405
Total		41,359,010
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	68,463	10,247,542
Arlo Technologies, Inc.(a)	188,000	3,273,080
Badger Meter, Inc.	53,550	9,795,366
Benchmark Electronics, Inc.	65,627	2,663,800
CTS Corp.	54,260	2,305,507
ePlus, Inc.	47,892	3,465,944
Insight Enterprises, Inc.(a)	49,923	6,497,978
Itron, Inc.(a)	82,886	10,190,005
Knowles Corp.(a)	158,132	3,376,118
OSI Systems, Inc.(a)	28,389	6,530,889
PC Connection, Inc.	21,705	1,393,678
Plexus Corp.(a)	49,255	6,748,428
Ralliant Corp.(a)	205,970	8,611,606
Rogers Corp.(a)	30,650	2,404,799
Sanmina Corp.(a)	97,206	11,423,649
Scansource, Inc.(a)	37,799	1,649,926
TTM Technologies, Inc.(a)	184,780	8,235,645
Vishay Intertechnology, Inc.	204,259	3,157,844
Total		101,971,804
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.4%
DigitalOcean Holdings, Inc.(a)	114,203	3,725,302
DXC Technology Co.(a)	329,575	4,762,358
Grid Dynamics Holdings, Inc.(a)	113,751	942,996
Total		9,430,656
Semiconductors & Semiconductor Equipment 3.0%
Alpha & Omega Semiconductor Ltd.(a)	44,367	1,276,439
Axcelis Technologies, Inc.(a)	58,420	4,675,937
Ceva, Inc.(a)	43,486	966,259
Cohu, Inc.(a)	84,557	1,682,684
Diodes, Inc.(a)	84,368	4,592,572
Formfactor, Inc.(a)	140,138	4,090,628
Ichor Holdings Ltd.(a)	62,033	1,045,256
Impinj, Inc.(a)	42,683	8,001,782
Kulicke & Soffa Industries, Inc.	95,938	3,597,675
MaxLinear, Inc.(a)	142,917	2,246,655
PDF Solutions, Inc.(a)	56,933	1,164,280
Penguin Solutions, Inc.(a)	95,922	2,314,598
Photronics, Inc.(a)	115,561	2,619,768
Qorvo, Inc.(a)	169,813	15,402,039
Semtech Corp.(a)	157,495	9,148,884
SiTime Corp.(a)	37,977	9,177,902
SolarEdge Technologies, Inc.(a)	107,351	3,630,611
Ultra Clean Holdings, Inc.(a)	82,084	1,971,658
Veeco Instruments, Inc.(a)	108,970	2,671,944
Total		80,277,571
Software 3.1%
A10 Networks, Inc.	131,054	2,320,966
ACI Worldwide, Inc.(a)	190,725	9,412,279
Adeia, Inc.	197,271	2,966,956
Agilysys, Inc.(a)	40,816	4,453,842
Alarm.com Holdings, Inc.(a)	90,443	5,302,673
Blackline, Inc.(a)	94,048	5,113,390
Box, Inc., Class A(a)	263,289	8,591,120
CleanSpark, Inc.(a)	505,699	4,788,970
Clear Secure, Inc., Class A	167,752	6,091,075
LiveRamp Holdings, Inc.(a)	119,569	3,338,366
MARA Holdings, Inc.(a)	639,855	10,224,883
Common Stocks (continued)
Issuer	Shares	Value ($)
N-Able, Inc.(a)	130,622	1,052,813
NCR Voyix Corp.(a)	250,455	3,300,997
Progress Software Corp.	78,227	3,621,128
Sprinklr, Inc., Class A(a)	208,713	1,803,280
SPS Commerce, Inc.(a)	69,048	7,615,994
Teradata Corp.(a)	173,822	3,646,786
Total		83,645,518
Technology Hardware, Storage & Peripherals 0.5%
Corsair Gaming, Inc.(a)	82,736	738,832
Sandisk Corp.(a)	245,687	12,891,197
Xerox Holdings Corp.	212,711	846,590
Total		14,476,619
Total Information Technology		331,161,178
Materials 5.1%
Chemicals 3.1%
AdvanSix, Inc.	48,745	1,046,068
Balchem Corp.	59,301	9,612,099
Celanese Corp., Class A	198,912	9,474,178
Chemours Co. LLC (The)	272,128	4,190,771
Element Solutions, Inc.	405,636	10,432,958
FMC Corp.	227,112	8,880,079
Hawkins, Inc.	34,414	5,758,495
HB Fuller Co.	98,537	6,015,684
Ingevity Corp.(a)	66,298	3,870,477
Innospec, Inc.	45,379	3,974,746
Koppers Holdings, Inc.	36,379	1,054,263
Minerals Technologies, Inc.	57,691	3,775,876
Quaker Chemical Corp.	24,753	3,590,918
Sensient Technologies Corp.	77,197	8,758,772
Stepan Co.	38,593	1,930,808
Total		82,366,192
Containers & Packaging 0.4%
O-I Glass, Inc.(a)	281,242	3,653,333
Sealed Air Corp.	267,370	8,681,504
Total		12,334,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.5%
Alpha Metallurgical Resources, Inc.(a)	19,937	2,974,401
Century Aluminum Co.(a)	95,006	2,121,484
Kaiser Aluminum Corp.	29,095	2,265,628
Materion Corp.	37,843	4,193,004
Metallus, Inc.(a)	67,244	1,104,819
MP Materials Corp.(a)	242,190	17,229,397
SunCoke Energy, Inc.	153,934	1,188,370
Warrior Met Coal, Inc.	95,562	5,842,661
Worthington Steel, Inc.	63,656	2,119,745
Total		39,039,509
Paper & Forest Products 0.1%
Sylvamo Corp.	62,191	2,868,871
Total Materials		136,609,409
Real Estate 7.4%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	132,194	2,556,632
American Assets Trust, Inc.	85,855	1,794,370
Armada Hoffler Properties, Inc.	145,726	1,060,885
Essential Properties Realty Trust, Inc.	359,095	11,246,855
Global Net Lease, Inc.	348,490	2,742,616
Total		19,401,358
Health Care REITs 0.8%
CareTrust REIT, Inc.	384,877	13,243,618
LTC Properties, Inc.	83,505	3,047,933
Medical Properties Trust, Inc.	1,092,291	4,915,309
Universal Health Realty Income Trust	23,170	940,470
Total		22,147,330
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	402,288	5,253,881
DiamondRock Hospitality Co.	375,087	3,210,745
Pebblebrook Hotel Trust	215,774	2,403,723
Ryman Hospitality Properties, Inc.	109,090	10,777,001
Summit Hotel Properties, Inc.	198,613	1,088,399
Sunstone Hotel Investors, Inc.	361,540	3,427,399
Xenia Hotels & Resorts, Inc.	179,462	2,535,798
Total		28,696,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	50,928	2,885,580
LXP Industrial Trust	537,756	4,882,825
Terreno Realty Corp.	187,853	10,852,268
Total		18,620,673
Office REITs 0.9%
Brandywine Realty Trust	314,387	1,339,289
Douglas Emmett, Inc.	304,447	4,935,086
Easterly Government Properties, Inc.	76,697	1,755,594
Highwoods Properties, Inc.	196,025	6,180,668
JBG SMITH Properties	132,817	2,847,596
SL Green Realty Corp.	129,120	7,345,637
Total		24,403,870
Real Estate Management & Development 0.6%
Cushman & Wakefield PLC(a)	420,515	6,631,522
eXp World Holdings, Inc.	156,154	1,691,148
Kennedy-Wilson Holdings, Inc.	216,219	1,902,727
Marcus & Millichap, Inc.	43,921	1,431,385
St. Joe Co. (The)	68,799	3,471,598
Total		15,128,380
Residential REITs 0.3%
Centerspace	30,432	1,810,704
Elme Communities	160,277	2,737,531
NexPoint Residential Trust, Inc.	39,999	1,380,366
Veris Residential, Inc.	147,503	2,320,222
Total		8,248,823
Retail REITs 1.6%
Acadia Realty Trust	238,117	4,764,721
Curbline Properties Corp.	172,166	3,878,900
Getty Realty Corp.	92,735	2,651,294
Macerich Co. (The)	459,351	8,452,059
Phillips Edison & Co., Inc.	228,010	8,023,672
Saul Centers, Inc.	22,031	752,799
SITE Centers Corp.	85,783	1,053,415
Tanger, Inc.	205,773	7,033,321
Urban Edge Properties	228,641	4,730,582
Whitestone REIT	81,433	1,071,658
Total		42,412,421
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	182,686	4,729,741
Millrose Properties, Inc.	218,659	7,720,849
Outfront Media, Inc.	252,129	4,709,770
Safehold, Inc.	83,462	1,373,784
Total		18,534,144
Total Real Estate		197,593,945
Utilities 2.0%
Electric Utilities 0.4%
MGE Energy, Inc.	66,434	5,656,855
Otter Tail Corp.	76,188	6,399,030
Total		12,055,885
Gas Utilities 0.5%
Chesapeake Utilities Corp.	42,413	5,241,399
MDU Resources Group, Inc.	371,512	6,051,930
Northwest Natural Holding Co.	73,280	3,043,318
Total		14,336,647
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class A	62,937	1,774,194
Clearway Energy, Inc., Class C	151,378	4,512,578
Total		6,286,772
Multi-Utilities 0.3%
Avista Corp.	146,475	5,352,197
Unitil Corp.	29,547	1,387,527
Total		6,739,724
Water Utilities 0.6%
American States Water Co.	70,019	5,218,516
California Water Service Group	108,310	5,082,988
H2O America	56,550	2,848,424
Middlesex Water Co.	32,585	1,744,601
Total		14,894,529
Total Utilities		54,313,557
Total Common Stocks (Cost $1,772,162,534)		2,604,160,399

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Small Cap 0.7%
iShares Core S&P Small-Cap ETF	154,207	18,202,594
Total Exchange-Traded Equity Funds (Cost $14,203,005)		18,202,594

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(f)	39,938,850	39,926,869
Total Money Market Funds (Cost $39,926,304)		39,926,869
Total Investments in Securities (Cost: $1,826,291,843)		2,662,289,862
Other Assets & Liabilities, Net		7,476,059
Net Assets		2,669,765,921
At August 31, 2025, securities and/or cash totaling $9,203,500 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	416	09/2025	USD	49,291,840	2,444,477	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	32,897,752	285,978,128	(278,945,104)	(3,907)	39,926,869	(3,758)	565,285	39,938,850
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	76,357,346	—	—	76,357,346
Consumer Discretionary	353,646,235	—	—	353,646,235
Consumer Staples	74,340,148	—	—	74,340,148
Energy	107,499,700	—	—	107,499,700
Financials	508,927,548	—	—	508,927,548
Health Care	269,042,942	—	—	269,042,942
Industrials	494,668,391	—	—	494,668,391
Information Technology	331,161,178	—	—	331,161,178
Materials	136,609,409	—	—	136,609,409
Real Estate	197,593,945	—	—	197,593,945
Utilities	54,313,557	—	—	54,313,557
Total Common Stocks	2,604,160,399	—	—	2,604,160,399
Exchange-Traded Equity Funds	18,202,594	—	—	18,202,594
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	39,926,869	—	—	39,926,869
Total Investments in Securities	2,662,289,862	—	0 *	2,662,289,862
Investments in Derivatives
Asset
Futures Contracts	2,444,477	—	—	2,444,477
Total	2,664,734,339	—	0 *	2,664,734,339

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,786,365,539)	$2,622,362,993
Affiliated issuers (cost $39,926,304)	39,926,869
Margin deposits on:
Futures contracts	9,203,500
Receivable for:
Investments sold	4,321,652
Capital shares sold	1,227,101
Dividends	2,435,011
Variation margin for futures contracts	1,043
Expense reimbursement due from Investment Manager	89
Total assets	2,679,478,258
Liabilities
Due to custodian	282,880
Payable for:
Investments purchased	6,170,704
Capital shares redeemed	2,595,644
Variation margin for futures contracts	272,180
Management services fees	14,698
Distribution and/or service fees	4,752
Compensation of board members	5,343
Deferred compensation of board members	366,136
Total liabilities	9,712,337
Net assets applicable to outstanding capital stock	$2,669,765,921
Represented by
Paid in capital	1,755,031,686
Total distributable earnings (loss)	914,734,235
Total - representing net assets applicable to outstanding capital stock	$2,669,765,921
Class A
Net assets	$689,901,225
Shares outstanding	30,809,121
Net asset value per share	$22.39
Institutional Class
Net assets	$1,077,813,581
Shares outstanding	47,445,111
Net asset value per share	$22.72
Institutional 2 Class
Net assets	$633,584,919
Shares outstanding	26,827,567
Net asset value per share	$23.62
Institutional 3 Class
Net assets	$268,466,196
Shares outstanding	12,355,596
Net asset value per share	$21.73
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Statement of Operations
Six Months Ended August 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$22,955,256
Dividends — affiliated issuers	565,285
Interfund lending	506
Foreign taxes withheld	(27,243)
Total income	23,493,804
Expenses:
Management services fees	2,533,806
Distribution and/or service fees
Class A	817,728
Compensation of board members	19,601
Deferred compensation of board members	18,298
Total expenses	3,389,433
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(37,899)
Total net expenses	3,351,534
Net investment income	20,142,270
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,999,822
Investments — affiliated issuers	(3,758)
Futures contracts	(813,472)
Net realized gain	77,182,592
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	50,342,595
Investments — affiliated issuers	(3,907)
Futures contracts	3,483,556
Net change in unrealized appreciation (depreciation)	53,822,244
Net realized and unrealized gain	131,004,836
Net increase in net assets resulting from operations	$151,147,106
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Operations
Net investment income	$20,142,270	$37,604,146
Net realized gain	77,182,592	425,818,925
Net change in unrealized appreciation (depreciation)	53,822,244	(252,054,875)
Net increase in net assets resulting from operations	151,147,106	211,368,196
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,335,167)	(113,831,780)
Institutional Class	(40,256,111)	(161,912,090)
Institutional 2 Class	(23,127,856)	(106,982,516)
Institutional 3 Class	(10,617,555)	(49,824,594)
Total distributions to shareholders	(100,336,689)	(432,550,980)
Decrease in net assets from capital stock activity	(126,143,413)	(287,901,938)
Total decrease in net assets	(75,332,996)	(509,084,722)
Net assets at beginning of period	2,745,098,917	3,254,183,639
Net assets at end of period	$2,669,765,921	$2,745,098,917

	Six Months Ended		Year Ended
	August 31, 2025 (Unaudited)		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,914,647	39,344,169	4,373,933	105,633,411
Distributions reinvested	1,120,660	22,525,257	4,061,975	96,752,069
Shares redeemed	(5,381,565)	(111,787,049)	(9,682,743)	(233,946,715)
Net decrease	(2,346,258)	(49,917,623)	(1,246,835)	(31,561,235)
Institutional Class
Shares sold	3,022,862	62,888,020	4,791,587	116,282,015
Distributions reinvested	1,846,501	37,631,693	6,252,570	150,792,792
Shares redeemed	(5,575,820)	(117,496,461)	(8,630,977)	(210,915,541)
Net increase (decrease)	(706,457)	(16,976,748)	2,413,180	56,159,266
Institutional 2 Class
Shares sold	3,662,116	79,690,301	5,397,095	135,645,737
Distributions reinvested	992,035	21,021,228	3,935,102	97,856,730
Shares redeemed	(5,906,819)	(129,315,244)	(20,948,720)	(538,287,467)
Net decrease	(1,252,668)	(28,603,715)	(11,616,523)	(304,785,000)
Institutional 3 Class
Shares sold	2,886,776	55,427,705	5,327,997	122,808,364
Distributions reinvested	188,605	3,675,902	816,008	18,819,611
Shares redeemed	(4,598,339)	(89,748,934)	(6,287,355)	(149,342,944)
Net decrease	(1,522,958)	(30,645,327)	(143,350)	(7,714,969)
Total net decrease	(5,828,341)	(126,143,413)	(10,593,528)	(287,901,938)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

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Columbia Small Cap Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2025 (Unaudited)	$21.98	0.15	1.11	1.26	—	(0.85)	(0.85)
Year Ended 2/28/2025	$23.97	0.25	1.32	1.57	(0.29)	(3.27)	(3.56)
Year Ended 2/29/2024	$23.91	0.28	1.05	1.33	(0.30)	(0.97)	(1.27)
Year Ended 2/28/2023	$27.52	0.26	(1.51)	(1.25)	(0.28)	(2.08)	(2.36)
Year Ended 2/28/2022	$28.74	0.25	0.90	1.15	(0.27)	(2.10)	(2.37)
Year Ended 2/28/2021	$20.32	0.18	8.97	9.15	(0.22)	(0.51)	(0.73)
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$22.26	0.17	1.14	1.31	—	(0.85)	(0.85)
Year Ended 2/28/2025	$24.23	0.31	1.35	1.66	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.15	0.34	1.07	1.41	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$27.77	0.32	(1.53)	(1.21)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.96	0.33	0.91	1.24	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.47	0.24	9.03	9.27	(0.27)	(0.51)	(0.78)
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$23.10	0.18	1.19	1.37	—	(0.85)	(0.85)
Year Ended 2/28/2025	$25.03	0.32	1.38	1.70	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.90	0.35	1.11	1.46	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$28.55	0.33	(1.57)	(1.24)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$29.71	0.34	0.93	1.27	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.98	0.25	9.26	9.51	(0.27)	(0.51)	(0.78)
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$21.33	0.17	1.08	1.25	—	(0.85)	(0.85)
Year Ended 2/28/2025	$23.35	0.30	1.31	1.61	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$23.33	0.33	1.02	1.35	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$26.91	0.33	(1.50)	(1.17)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.13	0.32	0.89	1.21	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$19.91	0.23	8.77	9.00	(0.27)	(0.51)	(0.78)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2025 (Unaudited)	$22.39	6.19%	0.45%	0.45%	1.41%	8%	$689,901
Year Ended 2/28/2025	$21.98	5.81%	0.45% (c)	0.45% (c),(d)	1.02%	23%	$728,698
Year Ended 2/29/2024	$23.97	6.02%	0.45% (c),(e)	0.45% (c),(d),(e)	1.25%	29%	$824,702
Year Ended 2/28/2023	$23.91	(3.93% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.06%	16%	$913,784
Year Ended 2/28/2022	$27.52	3.62%	0.45% (e)	0.45% (d),(e)	0.84%	13%	$1,070,943
Year Ended 2/28/2021	$28.74	46.15%	0.45% (c)	0.45% (c),(d)	0.89%	24%	$1,179,484
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$22.72	6.34%	0.20%	0.20%	1.66%	8%	$1,077,814
Year Ended 2/28/2025	$22.26	6.09%	0.20% (c)	0.20% (c),(d)	1.26%	23%	$1,071,688
Year Ended 2/29/2024	$24.23	6.30%	0.20% (c),(e)	0.20% (c),(d),(e)	1.50%	29%	$1,108,362
Year Ended 2/28/2023	$24.15	(3.72% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.29%	16%	$1,226,987
Year Ended 2/28/2022	$27.77	3.92%	0.20% (e)	0.20% (d),(e)	1.09%	13%	$1,763,233
Year Ended 2/28/2021	$28.96	46.46%	0.20% (c)	0.20% (c),(d)	1.14%	24%	$1,920,981
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$23.62	6.37%	0.20%	0.20%	1.65%	8%	$633,585
Year Ended 2/28/2025	$23.10	6.05%	0.20% (c)	0.20% (c)	1.27%	23%	$648,734
Year Ended 2/29/2024	$25.03	6.31%	0.20% (c),(e)	0.20% (c),(e)	1.49%	29%	$993,642
Year Ended 2/28/2023	$24.90	(3.73% )	0.20% (c),(e)	0.20% (c),(e)	1.31%	16%	$1,045,399
Year Ended 2/28/2022	$28.55	3.92%	0.20% (e)	0.20% (e)	1.09%	13%	$1,199,980
Year Ended 2/28/2021	$29.71	46.48%	0.20% (c)	0.20% (c)	1.12%	24%	$1,236,122
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$21.73	6.34%	0.20%	0.20%	1.65%	8%	$268,466
Year Ended 2/28/2025	$21.33	6.10%	0.20% (c)	0.20% (c)	1.27%	23%	$295,979
Year Ended 2/29/2024	$23.35	6.26%	0.20% (c),(e)	0.20% (c),(e)	1.50%	29%	$327,477
Year Ended 2/28/2023	$23.33	(3.69% )	0.20% (c),(e)	0.20% (c),(e)	1.41%	16%	$308,297
Year Ended 2/28/2022	$26.91	3.93%	0.20% (e)	0.20% (e)	1.09%	13%	$90,933
Year Ended 2/28/2021	$28.13	46.41%	0.20% (c)	0.20% (c)	1.16%	24%	$75,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements
August 31, 2025 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated

Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,444,477 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(813,472)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,483,556
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	37,362,454
Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,826,292,000	1,099,073,000	(260,631,000)	838,442,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $214,280,976 and $421,454,940, respectively, for the six months ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,700,000	4.92	1
Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Columbia Small Cap Index Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Index Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Small Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Small Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Small Cap Index Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds' investment advisor, is responsible for bearing expenses associated with the Independent Trustees' compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant's financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025